                    THE DOW INDUSTRIALS(SM) ("DIAMONDS")(SM)

                             DIAMONDS TRUST SERIES 1

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                                OCTOBER 31, 1998










"Dow Jones Industrial Average", "DJIA", "Dow Jones", "The Dow", "THE DOW INDUSTRIALS", and "DIAMONDS" are trademarks and service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by PDR Services LLC and the American Stock Exchange LLC pursuant to a License Agreement with Dow Jones. The Trust, based on the DJIA, is not sponsored, endorsed, sold, or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Trust.

DIAMONDS TRUST SERIES 1
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

COMMON STOCKS                                      SHARES            VALUE
-------------                                      ------            -----
Allied Signal, Inc. .........................      170,946       $  6,656,210
Aluminum Co. of America .....................      170,946         13,547,470
American Express Co. ........................      170,946         15,107,353
AT & T Corp. ................................      170,946         10,641,389
Boeing Co. ..................................      170,946          6,410,475
Caterpillar, Inc. ...........................      170,946          7,692,570
Chevron Corp. ...............................      170,946         13,932,099
Citigroup, Inc. .............................      170,946          8,045,146
Coca Cola Co. ...............................      170,946         11,560,223
Disney (Walt) Co. (The) .....................      170,946          4,604,858
Du Pont (E.I.) de Nemours & Co., Inc. .......      170,946          9,829,395
Eastman Kodak Co. ...........................      170,946         13,248,315
Exxon Corp. .................................      170,946         12,179,903
General Electric Co. ........................      170,946         14,957,775
General Motors Corp. ........................      170,946         10,780,282
Goodyear Tire & Rubber Co. (The) ............      170,946          9,209,716
Hewlett Packard Co. .........................      170,946         10,288,812
International Business Machines Corp. .......      170,946         25,374,797
International Paper Co. .....................      170,946          7,938,305
Johnson & Johnson ...........................      170,946         13,932,099
McDonald's Corp. ............................      170,946         11,432,014
Merck & Co., Inc. ...........................      170,946         23,120,446
Minnesota Mining & Manufacturing Co. ........      170,946         13,675,680
Morgan (J.P.) & Co., Inc. ...................      170,946         16,111,660
Philip Morris Cos., Inc. ....................      170,946          8,739,614
Procter & Gamble Co. ........................      170,946         15,192,826
Sears, Roebuck & Co. ........................      170,946          7,681,886
Union Carbide Corp. .........................      170,946          6,581,421
United Technologies Corp. ...................      170,946         16,282,606
Wal-Mart Stores, Inc. .......................      170,946         11,795,274
                                                                 ------------

Total Investments - (Cost $362,333,985) .....                    $356,550,619
                                                                 ============

See accompanying notes to financial statements

DIAMONDS TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998

ASSETS
    Investments in securities, at value (cost $362,333,985) .........................  $ 356,550,619
    Cash ............................................................................        367,881
    Receivable for investments sold .................................................        671,912
    Dividends receivable ............................................................        243,148
    Deferred organization costs .....................................................      2,112,268
                                                                                       -------------
TOTAL ASSETS ........................................................................    359,945,828

LIABILITIES
    Distributions payable ...........................................................        130,632
    Payable for income delivered for DIAMONDS redeemed in-kind ......................        682,857
    Due to Sponsor ..................................................................      2,288,847
    Accrued expenses and other liabilities ..........................................        162,301
                                                                                       -------------
Total Liabilities ...................................................................      3,264,637
                                                                                       -------------
NET ASSETS ..........................................................................  $ 356,681,191
                                                                                       =============

NET ASSETS REPRESENTED BY:
    Paid in surplus relating to 4,150,186 units of fractional undivided interest
    ("DIAMONDS") outstanding; unlimited units authorized ............................  $ 362,851,297
    Distributions in excess of net investment income ................................       (103,209)
    Accumulated net realized loss on investments ....................................       (283,531)
    Net unrealized depreciation on investments ......................................     (5,783,366)
                                                                                       -------------
NET ASSETS ..........................................................................  $ 356,681,191
                                                                                       =============

Net asset value per DIAMOND ($356,681,191 / 4,150,186 DIAMONDS) .....................  $       85.94
                                                                                       =============

See accompanying notes to financial statements

DIAMONDS TRUST SERIES 1
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 1998*

INVESTMENT INCOME
    Dividend income ............................       $  3,218,084
                                                       ------------
EXPENSES
    Marketing expense ..........................          2,780,541
    DJIA license fee ...........................            797,260
    Printing and postage expense ...............            641,161
    Trustee expense ............................            240,341
    Amortization of organization costs .........            195,661
    Legal and audit services ...................            136,370
    SEC registration expense ...................             93,200
    Miscellaneous expenses .....................                100
                                                       ------------
Total expenses .................................          4,884,634
    Rebate from Sponsor ........................         (4,301,113)
    Rebate from Trustee ........................           (231,341)
                                                       ------------
Net expenses ...................................            352,180
    Trustee earnings credit ....................             (5,168)
                                                       ------------
Net expenses after Trustee earnings credit .....            347,012
                                                       ------------

NET INVESTMENT INCOME ..........................          2,871,072
                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment transactions         27,304,522
    Net change in unrealized depreciation ......         (5,783,366)
                                                       ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS          21,521,156
                                                       ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....       $ 24,392,228
                                                       ============


* The Trust commenced operations on January 14, 1998.

See accompanying notes to financial statements

DIAMONDS TRUST SERIES 1
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED OCTOBER 31, 1998*

INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income .................................       $   2,871,072
    Net realized gain on investment transactions ..........          27,304,522
    Net increase in unrealized depreciation ...............          (5,783,366)
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................          24,392,228
                                                                  -------------

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN
    PRICE OF UNITS ISSUED AND REDEEMED, NET ...............             206,316
                                                                  -------------

DISTRIBUTIONS TO UNITHOLDERS FROM:
    Net investment income .................................          (2,871,072)
    In excess of net investment income ....................            (103,209)
                                                                  -------------
TOTAL DISTRIBUTIONS TO UNITHOLDERS ........................          (2,974,281)
                                                                  -------------

NET INCREASE IN NET ASSETS FROM ISSUANCE
    AND REDEMPTION OF DIAMONDS ............................         296,396,278
                                                                  -------------

NET INCREASE IN NET ASSETS DURING PERIOD ..................         318,020,541

NET ASSETS AT BEGINNING OF PERIOD .........................          38,660,650
                                                                  -------------

NET ASSETS END OF PERIOD, including distributions in excess
        of net investment income of $103,209 ..............       $ 356,681,191
                                                                  =============


* The Trust commenced operations on January 14, 1998.

See accompanying notes to financial statements

DIAMONDS TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A DIAMOND OUTSTANDING DURING THE PERIOD

                                                              FOR THE PERIOD ENDED
                                                              OCTOBER 31, 1998 (1)
                                                              --------------------
NET ASSET VALUE, BEGINNING OF PERIOD .....................       $     77.32
                                                                 -----------

INVESTMENT OPERATIONS:
        Net investment income ............................              0.98
        Net realized and unrealized gain on investments ..              8.59
                                                                 -----------
TOTAL FROM INVESTMENT OPERATIONS .........................              9.57
                                                                 -----------
UNDISTRIBUTED NET INVESTMENT INCOME
    INCLUDED IN PRICE OF UNITS ISSUED AND REDEEMED, NET ..              0.05
                                                                 -----------

LESS DISTRIBUTIONS FROM:
        Net investment income ............................             (0.98)
        In excess of net investment income ...............             (0.02)
                                                                 -----------
TOTAL DISTRIBUTIONS ......................................             (1.00)
                                                                 -----------

NET ASSET VALUE, END OF PERIOD ...........................       $     85.94
                                                                 ===========

TOTAL INVESTMENT RETURN ..................................             12.44%

RATIOS AND SUPPLEMENTAL DATA Ratio to average net assets:
        Net expenses (2) .................................              0.18%
        Net expenses after rebates and trustee
          earnings credit (2).............................              0.18%
        Net investment income ............................              1.49%
Portfolio turnover rate (4) ..............................              3.23%
NET ASSETS, END OF PERIOD (000'S) ........................       $   356,681


(1)      The Trust commenced operations on January 14, 1998.

(2) Net of expenses reimbursed by the Sponsor and Trustee. If the Trust had borne all expenses rebated by the Sponsor and Trustee, the ratio of expenses to average net assets would have increased by 2.35% in 1998.

(3)      Annualized.

(4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of DIAMONDS.

(5) Total returns for periods of less than one year are not annualized and do not include transaction fees.

See accompanying notes to financial statements

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998

NOTE 1 -- ORGANIZATION

DIAMONDS Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities consisting of substantially all of the component common stocks, which comprise the Dow Jones Industrial Average (the "DJIA"). Each unit of fractional undivided interest in the Trust is referred to as a "DIAMONDS Unit". The Trust commenced operations on January 14, 1998 upon the initial issuance of 500,000 DIAMONDS (equivalent to ten "Creation Units" - see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION

Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the closing bid price on the exchange which is deemed to be the principal market for the security. If there is no closing bid price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Trust declares and distributes dividends from net investment income to its unitholders monthly. The Trust will distribute net realized capital gains, if any, at least annually.

ORGANIZATION COSTS

The Trust incurred organization costs of $2,307,929, which have been capitalized and are being charged to operations ratably over a period of 60 months.

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998


FEDERAL INCOME TAX

The Trust intends to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. During the fiscal period ended October 31, 1998, the Trust reclassified $27,588,053 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. The Trust incurred net capital losses of $282,282 for the fiscal period ended October 31, 1998. These losses may be utilized to offset any net realized capital gains through October 31, 2006.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR

In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the DJIA. For these services, the Trustee receives a fee at the following annual rates:

Net asset value of the Trust       Fee as a percentage of net asset value of the Trust
----------------------------       ---------------------------------------------------
$0 - $499,999,999                  15/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $999,999,999        13/100 of 1% per annum plus or minus the Adjustment Amount
$1,000,000,000 - and above         11/100 of 1% per annum plus or minus the Adjustment Amount

During the first two years of operation of the Trust, the Trustee's fee shall be reduced to 12/100 of 1% per annum plus or minus the Adjustment Amount for any day on which the net asset value of the Trust is below $350,000,000. The Adjustment Amount is the excess or deficiency of expenses incurred in processing orders for creations and redemptions of DIAMONDS less transaction fees and Trustee earnings credits. During the period ended October 31, 1998, the Adjustment Amount increased the Trustee's fee by $3,832. The Adjustment Amount included a deficiency of net transaction fees from processing orders of ($9,000) and a Trustee earnings credit of $5,168.

For the period ended October 31, 1998, PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange LLC) and State Street Bank and Trust Company (the "Trustee") agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18.00/100 of 1% per annum of the daily net asset value of the Trust. The amount of such reimbursement by the Sponsor and Trustee for the period ended October 31, 1998 was $4,301,113 and $231,341, respectively.

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998


NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS

Transactions in DIAMONDS were as follows for the period ended October 31, 1998:

                                                    DIAMONDS              AMOUNTS
                                                 -------------        -------------
DIAMONDS sold                                        6,900,000        $ 578,121,987
DIAMONDS issued upon dividend reinvestment                 186               16,132
DIAMONDS redeemed                                   (3,250,000)        (281,535,525)
Net income equalization                                   --               (206,316)
                                                 -------------        -------------
Net Increase                                         3,650,186        $ 296,396,278
                                                 =============        =============


Except for under the Trust's dividend reinvestment plan, DIAMONDS are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 DIAMONDS. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per DIAMOND (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $1,000 is charged in connection with each creation or redemption of Creation Units through the DIAMONDS Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS

For the period ended October 31, 1998, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $577,209,928, $280,275,121, $8,603,316, and $9,152,213, respectively. At October
31, 1998, the cost of investments for federal income tax purposes was $362,335,234, accordingly, gross unrealized appreciation was $15,210,713 and gross unrealized depreciation was $20,995,328, resulting in net unrealized depreciation of $5,784,615.

DIAMONDS TRUST SERIES 1
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustee and Unitholders of
DIAMONDS Trust Series 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DIAMONDS Trust Series 1 (the "Trust") at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at October 31, 1998 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 1998

DIAMONDS TRUST SERIES 1


SPONSOR
-------

PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY  10006

TRUSTEE
-------

State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

DISTRIBUTOR
-----------

ALPS Mutual Funds Services, Inc.
370 17th Street, Suite 3100
Denver, CO  80202

INDEPENDENT ACCOUNTANTS
-----------------------

PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

LEGAL COUNSEL
-------------

Carter, Ledyard & Milburn
2 Wall Street
New York, NY  10005